INCOME TAXES, Income Tax Expense (Benefits) by Jurisdiction (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%	12.50%	12.50%
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 78	$ (44)	$ 4,300
Deferred tax expense (benefit)	20,449	9,970	7,032
Total income tax expense (benefit)	$ 20,527	9,926	11,332
Ireland [Member]
Income Taxes [Abstract]
Corporation tax rate on trading income	12.50%
Corporation tax rate on non-trading income	25.00%
Ireland [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	$ 0	0	0
Deferred tax expense (benefit)	21,359	9,865	8,710
Luxembourg [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	55	44	195
Australia [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	0	(138)	4,062
Deferred tax expense (benefit)	(910)	105	(1,743)
Other [Member]
Income Tax Expense (Benefit) by Jurisdiction [Abstract]
Current tax expense (benefit)	23	50	43
Deferred tax expense (benefit)	$ 0	$ 0	$ 65